Organization (Detail Textuals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Apr. 10, 2018 shares
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Percentage of net income as basis for technical support and consulting services fees	100.00%
VIE
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Net assets (liabilities)	¥ (442,398)	$ (69,422)	¥ 323,893
IPO | Yaoh Wdai Ltd [Member] | Common Stock
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common Stock, Shares, Issued				48,392,050
IPO | VIE | Series A
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				9,146,250
IPO | VIE | Series A+
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				1,829,250
IPO | VIE | Series B
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				3,048,800
IPO | VIE | Series C
Organization, Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Other ordinary shareholders of the VIE				3,074,400